Risk management and financial instruments (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Assets
Amortized cost	R$ 218,929	R$ 199,808
Fair value through profit or loss	0	64,607
Liabilities
Amortized cost	733,946	718,082
Fair value through profit or loss	0	66,202
Level 1
Assets
Total financial assets	0	64,607
Liabilities
Total financial liabilities	0	0
Level 2
Assets
Total financial assets	0	0
Liabilities
Total financial liabilities	0	0
Level 3
Assets
Total financial assets	0	0
Liabilities
Total financial liabilities	0	66,202
Loans and financing
Liabilities
Amortized cost	87,796	166,834
Fair value through profit or loss	0	0
Loans and financing | Level 1
Liabilities
Total financial liabilities	0	0
Loans and financing | Level 2
Liabilities
Total financial liabilities	0	0
Loans and financing | Level 3
Liabilities
Total financial liabilities	0	0
Trade and other payable
Liabilities
Amortized cost	353,998	265,820
Fair value through profit or loss	0	0
Trade and other payable | Level 1
Liabilities
Total financial liabilities	0	0
Trade and other payable | Level 2
Liabilities
Total financial liabilities	0	0
Trade and other payable | Level 3
Liabilities
Total financial liabilities	0	0
Liabilities from acquisition
Liabilities
Amortized cost	292,152	285,428
Fair value through profit or loss	0	66,202
Liabilities from acquisition | Level 1
Liabilities
Total financial liabilities	0	0
Liabilities from acquisition | Level 2
Liabilities
Total financial liabilities	0	0
Liabilities from acquisition | Level 3
Liabilities
Total financial liabilities	0	66,202
Cash and cash equivalents
Assets
Amortized cost	63,742	43,796
Fair value through profit or loss	0	56,447
Cash and cash equivalents | Level 1
Assets
Total financial assets	0	56,447
Cash and cash equivalents | Level 2
Assets
Total financial assets	0	0
Cash and cash equivalents | Level 3
Assets
Total financial assets	0	0
Financial investments
Assets
Amortized cost	0	0
Fair value through profit or loss	0	8,160
Financial investments | Level 1
Assets
Total financial assets	0	8,160
Financial investments | Level 2
Assets
Total financial assets	0	0
Financial investments | Level 3
Assets
Total financial assets	0	0
Restricted cash
Assets
Amortized cost	6,403	0
Fair value through profit or loss	0	0
Restricted cash | Level 1
Assets
Total financial assets	0	0
Restricted cash | Level 2
Assets
Total financial assets	0	0
Restricted cash | Level 3
Assets
Total financial assets	0	0
Trade accounts receivable
Assets
Amortized cost	148,784	156,012
Fair value through profit or loss	0	0
Trade accounts receivable | Level 1
Assets
Total financial assets	0	0
Trade accounts receivable | Level 2
Assets
Total financial assets	0	0
Trade accounts receivable | Level 3
Assets
Total financial assets	R$ 0	R$ 0